Share Capital - Common Shares Outstanding (Details) - shares	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Balance, beginning of year (in shares)	84,756,210	84,494,000	84,156,000
Stock options and share units exercised (in shares)	64,000	262,000	338,000
Balance, end of year (in shares)	84,820,100	84,756,210	84,494,000